October 14, 2014

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-1520
Neuberger Berman Equity Funds
--Neuberger Berman All Cap Core Fund (formerly, Neuberger Berman Select Equities Fund) (Class A, Class C and Institutional Class)
--Neuberger Berman International Select Fund (formerly, Neuberger Berman International Large Cap Fund) (Class A, Class C, Class R3, Institutional Class, and Trust Class)
--Neuberger Berman Intrinsic Value Fund (Class R6)
--Neuberger Berman Large Cap Value Fund (Class R6)
File Nos. 002-11357; 811-00582

Re: Request for Selective Review for Post-Effective Amendment No. 176

Ladies and Gentlemen:
Transmitted herewith for filing on behalf of Neuberger Berman Equity Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 176 to the Registrant’s Registration Statement on Form N-1A (“PEA 176”) on behalf of its series and classes listed above.  PEA 176 includes the prospectuses (“Prospectuses”) and statement of additional information (the “SAI”), relating to the series and classes of the Registrant listed above.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.
The primary purposes of this filing are to:  (1) amend the registration statement to reflect changes to the investment strategies and names of Neuberger Berman All Cap Core Fund and Neuberger Berman International Select Fund, and (2) add Class R6 as a new class of shares for each of Neuberger Berman Intrinsic Value Fund and Neuberger Berman Large Cap Value Fund. This filing is not intended to affect the prospectus or SAI of any other previously registered series (or Class of such series) of the Registrant.
The form of the Prospectuses and the section of the Prospectuses titled “Your Investment,”  and the form and text of the SAI do not differ in any significant way from the

Securities and Exchange Commission
October 14, 2014

Registrant’s currently effective registration statement reviewed by the Staff in the following registration statements of the Registrant filed pursuant to Rule 485(a):

With respect to Class A, Class C and Institutional Class shares, Post-Effective Amendment No. 169 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of Neuberger Berman Greater China Equity Fund (Accession No. 0000898432-13-001019) (July 12, 2013).

With respect to Class R6 shares, Post-Effective Amendment No. 168 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class R6 shares of Neuberger Berman International Equity Fund (Accession No. 0000898432-13-000952) (June 28, 2013).

With respect to Class R3 and Trust Class shares, Post-Effective Amendment No. 160 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class R3 and Trust Class shares of Neuberger Berman International Institutional Fund (Accession No. 0000898432-12-001110) (October 16, 2012).

            Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 176.  Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 176 will become effective on December 13, 2014.  The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by November 13, 2014.  This will assist the Registrant in keeping to its prospectus printing schedule.

Please contact me at (202) 778-9403 or Lynn A. Schweinfurth at (202) 778-9876 with any questions or comments you may have.  Thank you for your attention.

Sincerely,

/s/ Marguerite W. Laurent